Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of principal terms of preference shares and common shares
The following table provides a summary of the principal terms of BCE’s First Preferred Shares that were issued and outstanding as at December 31, 2025. There were no Second Preferred Shares issued and outstanding at December 31, 2025. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

Series	Annual dividend rate	Convertible into	Conversion date	Redemption date	Redemption price	Number of shares issued and outstanding	Stated capital
							December 31, 2025	December 31, 2024
Q	floating	Series R	December 1, 2030	At any time	$25.50	—	—	—
R (1)	4.733%	Series Q	December 1, 2030	December 1, 2030	$25.00	6,913,600	173	190
S	floating	Series T	November 1, 2026	At any time	$25.50	1,875,977	47	50
T (1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,041,533	126	129
Y	floating	Series Z	December 1, 2027	At any time	$25.50	5,382,087	135	149
Z (1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,387,648	60	66
AA (1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	10,186,378	260	285
AB	floating	Series AA	September 1, 2027	At any time	$25.50	6,062,639	155	163
AC (1)	5.08%	Series AD	March 1, 2028	March 1, 2028	$25.00	6,160,274	157	161
AD	floating	Series AC	March 1, 2028	At any time	$25.50	10,944,329	279	299
AE	floating	Series AF	February 1, 2030	At any time	$25.50	3,220,472	80	146
AF (1)	5.496%	Series AE	February 1, 2030	February 1, 2030	$25.00	10,507,633	263	221
AG (1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,097,685	202	208
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,188,913	105	116
AI (1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	8,738,340	218	224
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	3,776,360	94	96
AK (1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	19,242,741	481	535
AL (2)	floating	Series AK	December 31, 2026	At any time		1,489,288	37	43
AM (1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	8,861,751	203	228
AN (2)	floating	Series AM	March 31, 2026	At any time		950,322	22	23
AQ (1)	6.538%	Series AR	September 30, 2028	September 30, 2028	$25.00	7,727,909	191	201
AR (3)	floating	Series AQ	September 30, 2033	At any time		—	—	—
							3,288	3,533
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)If Series AR First Preferred Shares are issued on September 30, 2028, BCE may redeem such shares at $25.00 per share on September 30, 2033 and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
The following table provides details about the outstanding common shares of BCE.

	2025		2024
	Number of shares	Stated capital	Number of shares	Stated capital
Outstanding, January 1	912,283,103	20,860	912,274,545	20,859
Shares issued under deferred share plan	715	—	8,558	1
Shares issued under dividend reinvestment plan	20,241,999	633	—	—
Outstanding, December 31	932,525,817	21,493	912,283,103	20,860